Debt Issued (Tables)	12 Months Ended
Dec. 31, 2021
Debt Issued (Tables) [Line Items]
Schedule of debt securities issued
	2020	2021
	MCh$	MCh$
Mortgage bonds	6,786	4,116
Bonds	7,700,402	8,557,279
Subordinated bonds	886,407	917,510
Total	8,593,595	9,478,905

Short-term Bonds [Member]
Debt Issued (Tables) [Line Items]
Schedule of debt securities issued
Counterparty	Currency	Amount MCh$	Annual interest rate %	Issued date	Maturity date
Citibank N.A.	USD	23,078	2.00	07/01/2020	07/07/2020
Citibank N.A.	USD	38,371	1.95	09/01/2020	09/04/2020
Citibank N.A.	USD	34,886	1.91	13/01/2020	13/04/2020
Citibank N.A.	USD	11,629	1.87	14/01/2020	14/04/2020
Citibank N.A.	USD	31,667	1.91	29/01/2020	31/07/2020
Citibank N.A.	USD	7,917	1.91	29/01/2020	31/07/2020
Citibank N.A.	USD	27,709	1.86	29/01/2020	29/05/2020
Citibank N.A.	USD	10,350	1.85	30/01/2020	01/06/2020
Citibank N.A.	USD	19,720	1.85	03/02/2020	03/06/2020
Citibank N.A.	USD	31,391	1.55	08/04/2020	05/06/2020
Citibank N.A.	USD	21,262	1.30	13/04/2020	12/05/2020
Citibank N.A.	USD	12,758	1.30	13/04/2020	13/05/2020
Citibank N.A.	USD	34,020	1.30	13/04/2020	13/05/2020
Citibank N.A.	USD	25,593	1.55	16/04/2020	16/06/2020
Citibank N.A.	USD	25,593	1.55	16/04/2020	18/06/2020
Citibank N.A.	USD	34,158	1.61	17/04/2020	21/08/2020
Wells Fargo Bank	USD	42,697	1.60	17/04/2020	21/08/2020
Wells Fargo Bank	USD	42,858	1.50	22/04/2020	14/08/2020
Wells Fargo Bank	USD	42,943	1.45	24/04/2020	29/01/2021
Wells Fargo Bank	USD	4,175	1.30	29/04/2020	29/10/2020
Citibank N.A.	USD	32,834	0.45	18/05/2020	20/07/2020
Citibank N.A.	USD	5,089	0.45	18/05/2020	20/07/2020
Wells Fargo Bank	USD	74,254	0.45	07/12/2020	06/12/2021
Total as of December 31, 2020		634,952

Counterparty	Currency	Amount MCh$	Annual interest rate %	Issued date	Maturity date
Wells Fargo Bank	USD	72,240	0.23	20/01/2021	20/04/2021
Wells Fargo Bank	USD	36,736	0.38	09/02/2021	04/02/2022
Citibank N.A.	USD	36,736	0.28	09/02/2021	02/08/2021
Wells Fargo Bank	USD	35,700	0.26	25/02/2021	24/08/2021
Citibank N.A.	USD	71,400	0.23	25/02/2021	01/06/2021
Wells Fargo Bank	USD	35,700	0.26	25/02/2021	26/08/2021
Citibank N.A.	USD	36,295	0.34	04/03/2021	03/09/2021
Citibank N.A.	USD	72,589	0.34	04/03/2021	07/09/2021
Wells Fargo Bank	USD	18,147	0.25	04/03/2021	01/06/2021
Wells Fargo Bank	USD	78,814	0.25	08/09/2021	01/06/2022
Citibank N.A.	USD	78,873	0.23	10/09/2021	10/03/2022
Wells Fargo Bank	USD	39,436	0.25	10/09/2021	08/06/2022
Citibank N.A.	USD	78,413	0.23	13/09/2021	17/03/2022
Wells Fargo Bank	USD	4,283	0.28	15/09/2021	14/09/2022
Citibank N.A.	USD	3,073	0.28	22/09/2021	16/09/2022
Total as of December 31, 2021		698,435

Current Bonds Long-Term [Member]
Debt Issued (Tables) [Line Items]
Schedule of debt securities issued
Series	Currency	Amount MCh$	Terms Years	Annual issue rate %	Issue date	Maturity date
BCHIEM0817	UF	93,096	7	0.80	06/01/2020	06/01/2027
BCHIEL0717	UF	123,957	8	0.72	04/02/2020	04/02/2028
Subtotal UF		217,053

BONO AUD	AUD	37,130	15	2.65	02/03/2020	02/03/2035
Subtotal Others currency		37,130
Total as of December 31, 2020		254,183

Series	Currency	Amount MCh$	Terms Years	Annual issue rate %	Issue date	Maturity date
BCHIER1117	UF	109,889	6	3.68	22/10/2021	22/10/2027
BCHICD0815	UF	58,658	9	3.59	25/10/2021	25/10/2030
BCHIEU0917	UF	109,363	7	3.70	25/10/2021	25/10/2028
Subtotal UF		277,910

BONO JPY	JPY	36,097	10	0.70	17/08/2021	17/08/2031
BONO AUD	AUD	31,203	10	Rate BBSW+1.38 pb	12/08/2021	12/08/2031
BONO CHF	CHF	115,483	5	0.32	14/10/2021	14/10/2026
BONO USD	USD	82,543	5	2.22	17/11/2021	17/11/2026
BONO USD	USD	419,345	10	2.99	07/12/2021	07/12/2031
Subtotal Others currency		684,671
Total as of December 31, 2021		962,581